Retirement benefit obligations - Schedule of Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	£ 153	£ 220	£ 235
Defined benefit schemes
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	(37)	57	68
Defined contribution schemes
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	£ 190	£ 163	£ 167